Note 8 - Employees and Employee-related Costs - Summary of Employee Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Wages and salaries	$ 7,356	$ 6,447	$ 8,436
Cash bonus	629	604	393
Share-based compensation expenses	307	177	479
Other social security expenses	17	16	18
Other staff expenses	230	97	216
Total	8,539	7,341	9,542
Research and development expenses	5,866	4,933	6,410
General and administrative expenses	2,673	2,408	3,132
Research and development expenses	5,099	3,977	5,255
General and administrative expenses	1,397	1,289	1,870
Total	$ 6,496	$ 5,266	$ 7,125